Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Basic Earnings Per Share

Basic earnings per share are calculated by dividing the net income attributable to common stock by the number of common stocks in weighted average distribution, and the calculation details are as follows:

Basic EPS	Earnings (Loss)	Weighted average number of shares	Per share amount
2023	(74,726,799)	18,451,377	(4.05)
2022	(5,892,144)	14,273,192	(0.41)
2021	(60,114,590)	5,928,439	(10.14)